Short Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Short Term Borrowings [Abstract]
Schedule Of Short Term Debt [Table Text Block]
The detail of these borrowings for the years 2013, 2012 and 2011 is presented in the following table:

(Dollars in thousands)	Federal Funds Purchased	Securities Sold Under Agreements to Repurchase	Trading Liabilities	Other Short-term Borrowings
2013
Average balance	$1,263,792	$487,923	$665,095	$299,288
Year-end balance	1,042,633	442,789	368,348	181,146
Maximum month-end outstanding	1,429,319	618,643	895,844	1,057,412
Average rate for the year	0.25%	0.14%	2.05%	0.27%
Average rate at year-end	0.25	0.10	2.46	0.43
2012
Average balance	$1,548,020	$380,871	$589,461	$450,690
Year-end balance	1,351,023	555,438	564,429	441,201
Maximum month-end outstanding	1,700,172	555,438	808,139	1,270,180
Average rate for the year	0.25%	0.18%	1.77%	0.15%
Average rate at year-end	0.25	0.15	1.88	0.25
2011
Average balance	$1,599,718	$560,215	$609,772	$290,344
Year-end balance	1,546,428	340,624	347,285	172,550
Maximum month-end outstanding	1,670,515	994,047	709,642	643,094
Average rate for the year	0.25%	0.17%	2.45%	0.29%
Average rate at year-end	0.25	0.12	2.34	0.08